(Vanguard LifeStrategy Growth Fund Participant) (Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Growth Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%